SCHEDULE OF ASSUMPTIONS USED (Details) - $ / shares						1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Nov. 02, 2021	Oct. 31, 2021	Jun. 15, 2021	Jul. 27, 2020	Oct. 31, 2021	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Risk free rate of interest, minimum								0.20%	0.43%
Risk free rate of interest, maximum								1.07%	1.51%
Expected life of options	5 months 12 days	8 months 12 days		1 year 6 months	8 months 26 days	1 year 1 month 9 days	5 years		5 years
Exercise price of options	$ 0.58						$ 0.58
Expected annualized volatility, minimum								130.88%	120.13%
Expected annualized volatility, maximum								140.05%	188.46%
Expected dividend rate
Risk free rate of interest	1.51%	1.07%	1.08%	0.31%	0.26%		1.34%
Expected annualized volatility	109.11%	124.34%	107.62%	87.17%	82.54%		136.08%
Minimum [Member]
Expected life of options								2 years
Exercise price of options			$ 0.13			$ 0.13		$ 0.13	$ 0.11
Maximum [Member]
Expected life of options								5 years
Exercise price of options			$ 0.70			$ 0.70		$ 0.70	$ 0.16